DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash Flow Hedge [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ 0		$ (37)		$ (127)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(380)		(397)		(927)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	0	[1]
Cash Flow Hedge [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0		(37)		(127)
Cash Flow Hedge [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(380)		(397)		(927)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	0	[1]
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	54	[1]	(1,777)	[1]	710	[1]
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	71	[1]	(1,002)	[1]	511	[1]
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(312)	[1]	250	[1]	484	[1]
No Hedge Designation [Member] | U.S. Treasury short position [Member] | Gain on securities [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	295	[1]	0	[1]	0	[1]
No Hedge Designation [Member] | Amended Warrant [Member] | Decrease in Fair Value of U.S. Treasury Warrants [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	[1]	(1,025)	[1]	(285)	[1]
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(182)	[1]	0	[1]	0	[1]
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ 182	[1]	$ 0	[1]	$ 0	[1]

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.